Financial and capital management - Fair Value Details of Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - Debt securities and other debt - CAD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 25,061	$ 23,729
FAIR VALUE	$ 23,026	$ 26,354